UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2192

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	08/31/04

FORM N-Q

Item 1. Schedule of Investments.
THE DREYFUS PREMIER THIRD CENTURY FUND, INC.
Statement of Investments
August 31, 2004 (Unaudited)

Common Stocks-97.6%	Shares	Value($)

Consumer Discretionary-14.7%
Coach	175,000 a	7,376,250
Dollar General	456,500	8,993,050
Marriott International, Cl. A	243,500	11,554,075
Staples	389,000	11,156,520
Target	262,000	11,679,960
Tiffany & Co.	173,500	5,369,825
Viacom, Cl. B	195,000	6,495,450
Walt Disney	382,500	8,587,125
		71,212,255

Consumer Staples-8.4%
Estee Lauder Cos., Cl. A	225,500	9,910,725
PepsiCo	245,500	12,275,000
Procter & Gamble	130,500	7,304,085
Walgreen	311,000	11,335,950
		40,825,760

Energy-1.8%
Anadarko Petroleum	153,000	9,060,660

Financial-9.6%
American Express	195,000	9,753,900
American International Group	159,700	11,377,028
Citigroup	215,000	10,014,700
Goldman Sachs Group	86,500	7,754,725
Radian Group	172,500	7,641,750
		46,542,103

Health Care-25.5%
Alcon	93,000	6,960,120
Amgen	193,000 a	11,442,970
Fisher Scientific International	143,500 a	8,175,195
Forest Laboratories	195,000 a	8,940,750
Genzyme	99,000 a	5,346,000
Johnson & Johnson	302,000	17,546,200
Medtronic	317,000	15,770,750
Pfizer	700,000	22,869,000
Stryker	129,500	5,866,350
Waters	185,000 a	8,012,350
WellPoint Health Networks	71,000 a	6,970,780
Zimmer Holdings	82,500 a	5,882,250
		123,782,715

Industrial-9.6%
Avery Dennison	119,000	7,395,850

Danaher	279,500	14,371,890
Dover	164,500	6,206,585
Illinois Tool Works	57,500	5,249,175
Tyco International	428,000	13,404,960
		46,628,460

Information Technology-28.0%
Accenture	137,000 a	3,575,700
Alliance Data Systems	169,500 a	6,474,900
Analog Devices	211,500	7,343,280
Cisco Systems	1,005,000 a	18,853,800
Cognizant Technology Solutions	323,000 a	8,856,660
Corning	649,000 a	6,567,880
Dell	451,500 a	15,730,260
Intel	588,000	12,518,520
International Business Machines	100,500	8,511,345
Microsoft	884,500	24,146,850
Oracle	307,000 a	3,060,790
QUALCOMM	244,000	9,284,200
Symantec	225,500 a	10,814,980
		135,739,165
Total Common Stocks
(cost $416,744,642)		473,791,118

	Principal
Short-Term Investments-2.2%	Amount($)	Value($)
Certificates of Deposit-.0%
Self Help Credit Union,
1.50%, 9/14/2004	100,000	100,000
U.S. Treasury Bills-2.2%
1.29%, 9/2/2004	2,915,000	2,914,883
1.29%, 9/16/2004	6,261,000	6,257,244
1.37%, 9/23/2004	1,502,000	1,500,693
		10,672,820

Total Short-Term Investments
(cost $10,773,273)		10,772,820

Total Investments (cost $427,517,915)	99.8%	484,563,938

Cash and Receivables (Net)	0.2%	969,311

Net Assets	100.0%	485,533,249

a Non-income producing.
b Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.
See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 14, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)